Expense Example {- Moderate with Income Allocation Fund} - NF_05.31 Equity Asset Allocation Funds_Combo PRO-01 - Moderate with Income Allocation Fund - Moderate with Income Allocation Fund	Feb. 09, 2022 USD ($)
Expense Example:
1 year	$ 3
3 years	$ 10